UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10337

Name of Fund: BlackRock New York Municipal Income Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Robert S. Kapito, President, BlackRock New York Municipal Income Trust,
40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (888) 825-2257

Date of fiscal year end: 10/31/2007

Date of reporting period: 05/01/2007 – 07/31/2007

Item 1 – Schedule of Investments

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2007
BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		LONG-TERM INVESTMENTS—155.4%
		Multi-State—11.1%
		Charter Mac Equity Issuer Trust,
$6,000	[1]	Ser. A-2, 6.30%, 6/30/49	$6,184,860
5,500	[1]	Ser. B-1, 6.80%, 11/30/50	5,814,930
		MuniMae TE Bond Subsidiary LLC,
6,000	[1]	Ser. A-1, 6.30%, 6/30/49	6,177,480
3,000		Ser. B-1, 6.80%, 6/30/49	3,168,270
			21,345,540
		New York—130.8%
		Albany Indl. Dev. Agcy., Sch. Impvts. Lease Approp. RB, New Covenant Charter Sch. Proj.,
910		Ser. A, 7.00%, 5/01/25	773,409
590		Ser. A, 7.00%, 5/01/35	500,645
		City of New York, Pub. Impvts. Ad Valorem Ppty. Tax GO,
6,000	[2]	Ser. C, 5.375%, 3/15/12	6,404,760
2,200	[2]	Ser. D, 5.375%, 6/01/12	2,354,572
4,000		Ser. D, 5.375%, 6/01/32	4,183,840
6,700		Cntys. Tobacco Trust III, Misc. Tobacco Settlement Funded RB, 6.00%, 6/01/43	7,052,487
8,000		Convention Ctr. Operating Corp., Recreational Fac. Impvts. Hotel Occupancy
		Tax RB, Hotel Unit Fee Secured Proj., 5.00%, 11/15/44, AMBAC	8,213,520
		Dorm. Auth.,
4,855		Hlth., Hosp. & Nursing Home Impvts. RB, Mental Hlth. Svcs. Facs. Proj., 5.00%, 2/15/35, AMBAC	4,999,242
2,000	[2]	Hlth., Hosp. & Nursing Home Impvts. RB, North Shore Long Island Jewish Grp. Proj., 5.375%, 5/01/13	2,157,240
2,000	[2]	Hlth., Hosp. & Nursing Home Impvts. RB, North Shore Long Island Jewish Grp. Proj., 5.50%, 5/01/13	2,170,040
3,000		Hlth., Hosp. & Nursing Home RB, Mt. Sinai NYU Hlth. Proj., 5.50%, 7/01/26	3,028,410
9,000		Univ. & Coll. Impvts. RB, New Sch. Univ. Proj., 5.00%, 7/01/41, MBIA	9,146,700
5,000		Univ. & Coll. Impvts. RB, New York Univ. Proj., Ser. 2, 5.00%, 7/01/41, AMBAC	5,081,500
7,000		Dutchess Cnty. Indl. Dev. Agcy., Coll. & Univ. RB, Bard Coll. Proj., Ser. A2, 4.50%, 8/01/36	6,487,320
500		Genesee Cnty. Indl. Dev. Agcy., Hlth., Hosp. & Nursing Home RB, United
		Mem. Med. Ctr. Proj., 5.00%, 12/01/27	480,230
2,500		Hempstead Town Indl. Dev. Agcy., Univ. & Coll. Impvts. RB, Hofstra Univ.
		Civic Fac. Proj., 4.50%, 7/01/36	2,385,175
850		Hsg. Fin. Agcy., St. Multi-Fam. Hsg. RB, Kensico Terrace Apts. Proj., Ser. B, 4.95%, 2/15/38, AMT	835,516
		Hudson Yards Infrastructure Corp., Trans. Impvts. Misc. RB,
4,400		Ser. A, 4.50%, 2/15/47, MBIA	4,185,720
1,000		Ser. A, 5.00%, 2/15/47	1,023,220
		Liberty Dev. Corp.,
7,000		Indl. Impvts. Misc. RB, Goldman Sachs Grp., Inc. Proj., 5.25%, 10/01/35	7,427,140
1,740		Recreational Fac. Impvts. RB, Nat. Sports Museum Proj., Ser. A, 6.125%, 2/15/19	1,795,454
		Long Island Pwr. Auth., Elec., Pwr. & Lt. RB,
2,500		Ser. B, 5.00%, 12/01/35, CIFG	2,588,300
5,000		Ser. B, 5.00%, 12/01/35	5,158,200
2,000		Madison Cnty. Indl. Dev. Agcy., Univ. & Coll. Impvts. RB, Colgate Univ. Proj., Ser. B, 5.00%, 7/01/33	2,056,600
		Met. Transp. Auth.,
12,000		Trans. RB, Ser. A, 5.00%, 11/15/30	12,284,520
12,000		Trans. RB, Ser. A, 5.125%, 11/15/31	12,417,240
		Mtg. Agcy., Local or Gtd. Hsg. RB,
5,915		Ser. 101, 5.40%, 4/01/32, AMT	6,005,914
15,500		Ser. A, 5.30%, 10/01/31, AMT	15,658,100
		New York City Indl. Dev. Agcy.,
750		Cash Flow Mgmt. Lease RB, Marymount Sch. Proj., 5.125%, 9/01/21, ACA	759,540
2,000		Cash Flow Mgmt. Lease RB, Marymount Sch. Proj., 5.25%, 9/01/31, ACA	2,095,540
3,000		Coll. & Univ. RB, Polytechnic Univ. Proj., 5.25%, 11/01/37, ACA	3,044,910
2,000		Econ. Impvts. RB, IAC/Interactive Corp. Proj., 5.00%, 9/01/35	2,027,260
1,550		Indl. Impvts. RB, Royal Charter Presbyterian Proj., 5.25%, 12/15/32, FSA	1,638,319
14,850		Port, Arpt. & Marina Impvts. Lease RB, Airis JFK I LLC Proj., Ser. A, 5.50%, 7/01/28, AMT	15,034,734
3,200		Port, Arpt. & Marina Impvts. RB, American Airlines, Inc./JFK Intl. Arpt. Proj., 7.625%, 8/01/25, AMT	3,734,560
4,000		Port, Arpt. & Marina Impvts. RB, American Airlines, Inc./JFK Intl. Arpt. Proj., 7.75%, 8/01/31, AMT	4,703,560
5,000		Recreational Fac. Impvts. RB, Queens Baseball Stad. Pilot Proj., 5.00%, 1/01/36, AMBAC	5,193,900
1,500		Recreational Fac. Impvts. RB, Queens Baseball Stad. Pilot Proj., 5.00%, 1/01/39, AMBAC	1,557,000
4,500		Recreational Fac. Impvts. RB, Yankee Stad. Pilot Proj., 5.00%, 3/01/36, MBIA	4,669,470
		New York City Mun. Wtr. Fin. Auth.,
4,000		Cash Flow Mgmt. Wtr. RB, Ser. A, 5.00%, 6/15/32, FGIC	4,078,680
2,750		Wtr. & Swr. Sys., Wtr. Swr. RB, Second Gen. Resolution Proj., Ser. A, 4.50%, 6/15/37, MBIA	2,670,662
1,500		Wtr. RB, Ser. A, 4.25%, 6/15/39, FSA	1,385,025
6,500		Wtr. RB, Ser. C, 5.00%, 6/15/32	6,662,695
5,000		Wtr. RB, Ser. D, 5.00%, 6/15/39	5,149,550
1,500		Wtr. Util. Impvts. Wtr. RB, Ser. D, 5.00%, 6/15/38	1,548,750
		New York City Transl. Fin. Auth.,
500		Bldg. Aid Pub. Impvts. Misc. Tax RB, Ser. S-1, 5.00%, 7/15/31, FGIC	521,810
1,700		Bldg. Aid RB, Ser. S-2, 4.25%, 1/15/34, FGIC	1,583,839
1,495	[2]	Pub. Impvts. Income Tax RB, 5.00%, 5/01/09	1,542,272
		Port Auth. of New York & New Jersey,
		Port, Arpt. & Marina Impvts. RB,
9,250		Contl. Airlines Proj., 9.125%, 12/01/15, AMT	9,639,887
7,000		JFK Intl. Air Term. LLC Proj., 5.75%, 12/01/22, MBIA, AMT	7,175,700

BlackRock New York Municipal Income Trust (BNY) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		New York—(cont'd)
$2,500		Rensselaer Tobacco Sec. Corp., Misc. Tobacco Settlement Funded RB, Ser. A, 5.75%, 6/01/43	$2,574,250
5,000		Rockland Tobacco Asset Sec. Corp., Misc. Tobacco Settlement Funded RB, 5.75%, 8/15/43	5,154,100
1,000		State of New York, Rec. Recovery Impvts. GO., Ser. A, 4.125%, 3/01/37, FGIC	898,560
		Suffolk Cnty. Indl. Dev. Agcy.,
1,175		Hlth., Hosp. & Nursing Home RB, Active Retirement Cmnty. Proj., 5.00%, 11/01/28	1,159,772
7,000		Indl. Impvts. RB, Keyspan-Port Jefferson Proj., 5.25%, 6/01/27, AMT	7,204,750
		TSASC, Inc.,
2,000	[2]	Cash Flow Mgmt. Tobacco Settlement Funded RB, Ser. 1, 6.375%, 7/15/09	2,117,740
5,000	[2]	Rec. Recovery Impvts. Tobacco Settlement Funded RB, Ser. 1, 5.75%, 7/15/12	5,422,450
2,500		Westchester Cnty. Indl. Dev. Agcy., Private Primary Schs. RB, Winward Sch. Civic Fac. Proj., 5.25%, 10/01/31, RAA	2,569,400
2,000	[2]	Westchester Tobacco Asset Sec., Cash Flow Mgmt. Tobacco Settlement Funded RB, 6.75%, 7/15/10	2,183,560
			252,557,259
		Puerto Rico—13.5%
4,060		Children's Trust Fund, Tobacco Settlement Funded RB, 5.625%, 5/15/43	4,096,012
		Pub. Bldgs. Auth., Pub. Impvts. Lease RB,
4,400	[2]	Ser. D, 5.25%, 7/01/12	4,661,272
1,600		Ser. D, 5.25%, 7/01/36	1,650,208
		Pub. Fin. Corp., Cash Flow Mgmt. Misc. RB,
7,475	[2]	Ser. E, 5.50%, 2/01/12	7,984,272
7,000	[2]	Ser. E, 5.70%, 2/01/10	7,315,560
400		Tax Fing., Sales Tax RB, Ser. A, 5.25%, 8/01/57
			419,020
			26,126,344
		Total Long-Term Investments (cost $290,555,428)	300,029,143

Shares
(000)
		MONEY MARKET FUNDS—0.2%
336	[3,4]	CMA New York Mun. Money Fund, 3.07% (cost $335,832)	335,832
Total Investments —155.6% (cost $290,891,2605)			$300,364,975
Other assets in excess of liabilities —1.3%			2,537,558
Preferred shares at redemption value, including dividends payable —(56.9)%			(109,791,548)
Net Assets Applicable to Common Shareholders —100%			$193,110,985

[1]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of July 31, 2007, the Trust held 9.4% of its net assets, with a current market value of $18,177,270, in securities restricted as to resale.

[2]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[3]	Represents an investment in an affiliate.

[4]	Represents current yield as of July 31, 2007.

[5]

Cost for federal income tax purposes is $290,891,941. The net unrealized appreciation on a tax basis is $9,473,034, consisting of $11,061,188 gross unrealized appreciation and $1,588,154 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ACA	—	American Capital Access
AMBAC	—	American Municipal Bond Assurance Corp.
AMT	—	Subject to Alternative Minimum Tax
CIFG	—	CDC IXIS Financial Guaranty
FGIC	—	Financial Guaranty Insurance Co.
FSA	—	Financial Security Assurance
GO	—	General Obligation
MBIA	—	Municipal Bond Insurance Assoc.
RAA	—	Radian Asset Assurance
RB	—	Revenue Bond

Item 2 – Controls and Procedures

2(a) –      The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) –      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Investment Quality Municipal Trust, Inc.

By:	/s/ Donald C. Burke
Donald C. Burke,
Treasurer of
BlackRock Investment Quality Municipal Trust, Inc.

Date: September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Robert S. Kapito,
President (principal executive officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: September 20, 2007

By:	/s/ Donald C. Burke
Donald C. Burke,
Treasurer (principal financial officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: September 20, 2007